COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SELECT LARGE CAP GROWTH FUND

(the “Fund”)

Supplement dated May 3, 2013 to the

Fund’s prospectus dated November 8, 2012

The ticker symbol on the cover page of the prospectus for the Fund’s Class R4 shares is hereby replaced with the following:

	Class	Ticker Symbol

Columbia Select Large Cap Growth Fund	Class R4	CSRRX

Shareholders should retain this Supplement for future reference.

C-1161-2 A (5/13)